Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Results of Operations (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Transaction and processing service fees	[1]									$ 6,510	$ 6,345	$ 6,330
Product sales and other	[1]									1,038	957	988
Reimbursable debit network fees, postage, and other										3,604	3,507	3,362
Total revenues		$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	11,152	10,809	10,680
Expenses:
Cost of services (exclusive of items shown below)										2,668	2,723	2,781
Cost of products sold										330	328	330
Selling, general, and administrative										2,043	1,980	1,913
Reimbursable debit network fees, postage, and other										3,604	3,507	3,362
Depreciation and amortization										1,056	1,091	1,192
Other operating expenses:
Restructuring, net										13	48	23
Litigation and regulatory settlements										0	8	0
Impairments										0	0	5
Total expenses		2,465	2,439	2,455	2,355	2,439	2,408	2,438	2,400	9,714	9,685	9,606
Operating (loss) profit		418	353	382	285	358	304	271	191	1,438	1,124	1,074
Interest income		2	2	4	3	3	3	3	2	11	11	9
Interest expense		(405)	(418)	(463)	(467)	(471)	(469)	(472)	(469)	(1,753)	(1,881)	(1,898)
Loss on debt extinguishment		0	(260)	0	0					(260)	0	0
Interest income (expense) from intercompany notes										0	0	0
Other income (expense)		21	57	82	1	(26)	(36)	15	0	161	(47)	(94)
Equity earnings from consolidated subsidiaries										0	0	0
Non-operating income (expense)										(1,841)	(1,917)	(1,983)
(Loss) income before income taxes and equity earnings in affiliates		36	(266)	5	(178)	(136)	(198)	(183)	(276)	(403)	(793)	(909)
Income tax expense (benefit)		28	(23)	40	37	(15)	29	11	62	82	87	(224)
Equity earnings in affiliates		57	55	58	50	52	47	51	38	220	188	158
Net (loss) income		65	(188)	23	(165)	(69)	(180)	(143)	(300)	(265)	(692)	(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest		53	47	57	36	55	39	44	39	193	177	174
Net (loss) income attributable to First Data Corporation		$ 12	$ (235)	$ (34)	$ (201)	$ (124)	$ (219)	$ (187)	$ (339)	(458)	(869)	(701)
Comprehensive (loss) income										(616)	(728)	(478)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest										182	178	177
Comprehensive (loss) income attributable to First Data Corporation										(798)	(906)	(655)
Reportable legal entities | FDC Parent Company
Revenues:
Transaction and processing service fees										0	0	0
Product sales and other										0	0	0
Reimbursable debit network fees, postage, and other										0	0	0
Total revenues										0	0	0
Expenses:
Cost of services (exclusive of items shown below)										0	0	0
Cost of products sold										0	0	0
Selling, general, and administrative										131	115	89
Reimbursable debit network fees, postage, and other										0	0	0
Depreciation and amortization										10	7	8
Other operating expenses:
Restructuring, net										10	18	0
Litigation and regulatory settlements											8
Impairments												0
Total expenses										151	148	97
Operating (loss) profit										(151)	(148)	(97)
Interest income										0	0	0
Interest expense										(1,738)	(1,864)	(1,881)
Loss on debt extinguishment										(260)
Interest income (expense) from intercompany notes										316	315	313
Other income (expense)										81	(53)	(102)
Equity earnings from consolidated subsidiaries										833	579	523
Non-operating income (expense)										(768)	(1,023)	(1,147)
(Loss) income before income taxes and equity earnings in affiliates										(919)	(1,171)	(1,244)
Income tax expense (benefit)										(461)	(302)	(543)
Equity earnings in affiliates										0	0	0
Net (loss) income										(458)	(869)	(701)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest										0	0	0
Net (loss) income attributable to First Data Corporation										(458)	(869)	(701)
Comprehensive (loss) income										(798)	(906)	(655)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest										0	0	0
Comprehensive (loss) income attributable to First Data Corporation										(798)	(906)	(655)
Reportable legal entities | Guarantor Subsidiaries
Revenues:
Transaction and processing service fees										3,712	3,585	3,540
Product sales and other										625	570	604
Reimbursable debit network fees, postage, and other										2,510	2,510	2,425
Total revenues										6,847	6,665	6,569
Expenses:
Cost of services (exclusive of items shown below)										1,403	1,508	1,504
Cost of products sold										223	217	225
Selling, general, and administrative										1,125	1,136	1,142
Reimbursable debit network fees, postage, and other										2,510	2,510	2,425
Depreciation and amortization										607	623	687
Other operating expenses:
Restructuring, net										3	25	7
Litigation and regulatory settlements											0
Impairments												5
Total expenses										5,871	6,019	5,995
Operating (loss) profit										976	646	574
Interest income										0	0	1
Interest expense										(9)	(10)	(7)
Loss on debt extinguishment										0
Interest income (expense) from intercompany notes										(305)	(276)	(271)
Other income (expense)										100	(3)	(8)
Equity earnings from consolidated subsidiaries										294	207	272
Non-operating income (expense)										80	(82)	(13)
(Loss) income before income taxes and equity earnings in affiliates										1,056	564	561
Income tax expense (benefit)										377	250	252
Equity earnings in affiliates										202	169	138
Net (loss) income										881	483	447
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest										0	0	0
Net (loss) income attributable to First Data Corporation										881	483	447
Comprehensive (loss) income										709	453	447
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest										0	0	0
Comprehensive (loss) income attributable to First Data Corporation										709	453	447
Reportable legal entities | Non-Guarantor Subsidiaries
Revenues:
Transaction and processing service fees										3,056	2,987	2,990
Product sales and other										473	447	443
Reimbursable debit network fees, postage, and other										1,094	997	960
Total revenues										4,623	4,431	4,393
Expenses:
Cost of services (exclusive of items shown below)										1,523	1,442	1,477
Cost of products sold										167	171	164
Selling, general, and administrative										787	729	682
Reimbursable debit network fees, postage, and other										1,094	997	960
Depreciation and amortization										439	461	497
Other operating expenses:
Restructuring, net										0	5	16
Litigation and regulatory settlements											0
Impairments												0
Total expenses										4,010	3,805	3,796
Operating (loss) profit										613	626	597
Interest income										11	11	8
Interest expense										(6)	(7)	(10)
Loss on debt extinguishment										0
Interest income (expense) from intercompany notes										(11)	(39)	(42)
Other income (expense)										(20)	9	16
Equity earnings from consolidated subsidiaries										0	0	0
Non-operating income (expense)										(26)	(26)	(28)
(Loss) income before income taxes and equity earnings in affiliates										587	600	569
Income tax expense (benefit)										166	139	67
Equity earnings in affiliates										18	19	20
Net (loss) income										439	480	522
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest										66	56	62
Net (loss) income attributable to First Data Corporation										373	424	460
Comprehensive (loss) income										187	388	516
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest										55	57	65
Comprehensive (loss) income attributable to First Data Corporation										132	331	451
Consolidation Adjustments
Revenues:
Transaction and processing service fees										(258)	(227)	(200)
Product sales and other										(60)	(60)	(59)
Reimbursable debit network fees, postage, and other										0	0	(23)
Total revenues										(318)	(287)	(282)
Expenses:
Cost of services (exclusive of items shown below)										(258)	(227)	(200)
Cost of products sold										(60)	(60)	(59)
Selling, general, and administrative										0	0	0
Reimbursable debit network fees, postage, and other										0	0	(23)
Depreciation and amortization										0	0	0
Other operating expenses:
Restructuring, net										0	0	0
Litigation and regulatory settlements											0
Impairments												0
Total expenses										(318)	(287)	(282)
Operating (loss) profit										0	0	0
Interest income										0	0	0
Interest expense										0	0	0
Loss on debt extinguishment										0
Interest income (expense) from intercompany notes										0	0	0
Other income (expense)										0	0	0
Equity earnings from consolidated subsidiaries										(1,127)	(786)	(795)
Non-operating income (expense)										(1,127)	(786)	(795)
(Loss) income before income taxes and equity earnings in affiliates										(1,127)	(786)	(795)
Income tax expense (benefit)										0	0	0
Equity earnings in affiliates										0	0	0
Net (loss) income										(1,127)	(786)	(795)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest										127	121	112
Net (loss) income attributable to First Data Corporation										(1,254)	(907)	(907)
Comprehensive (loss) income										(714)	(663)	(786)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest										127	121	112
Comprehensive (loss) income attributable to First Data Corporation										$ (841)	$ (784)	$ (898)

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.